Cover	Jul. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2026
Entity File Number	001-38659
Entity Registrant Name	STREAMEX CORP.
Entity Central Index Key	0001530766
Entity Tax Identification Number	26-4333375
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	165 Lincoln Ave FL 2
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	(203)
Local Phone Number	409-5444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	STEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false